PAPP SMALL & MID-CAP GROWTH FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2000
                                  (UNAUDITED)


                                                                                    Number         Market
                         Common Stocks                                             of Shares       Value
-------------------------------------------------------------------------------   -----------  ------------


 Industrial Services (21.1%)
  Catalina Marketing Corporation*
    (Provider of targeted marketing products and services to packaged                  4,800   $  180,600
    goods companies and retailers)
  Cintas Corporation
    (Leading uniform and textile rental company)                                       3,500      152,469
  Expeditors International of Washington, Inc.
    (International air freight forwarding)                                             5,000      225,312
  Forrester Research *
    (Leading provider of strategic technology research)                                3,700      235,875
  G & K Services, Inc. Class A
    (Uniform rental service)                                                           3,300       92,606
  Harte-Hanks, Inc.
    (Diversified marketing services provider)                                          6,000      163,500
  True North Communications
    (Global marketing and advertising holding company)                                 2,400       85,800
  Young & Rubicam Inc.
    (Worldwide advertising agencies)                                                   3,700      183,150
                                                                                               ----------
                                                                                                1,319,312
                                                                                               ----------
Financial Services (13.1%)
  Bisys Group *
    (Provider of administration and information services
    to the financial services industry)                                                3,000      231,938
  Charles Schwab Corporation
    (Leading investment services firm)                                                 4,168      147,964
  Concord EFS, Inc.*
    (Electronic transaction authorization, processing, and settlement services)        7,000      248,609
  Investors Financial Services Corporation
    (Provides asset administration services to the financial
     services industry)                                                                3,000      189,375
                                                                                               ----------
                                                                                                  817,886
                                                                                               ----------
Electronic Equipment (12.1%)
  American Power Conversion Corporation *
    (Leading producer of uninterruptible power supply products)                        8,000      153,500
  Molex, Inc.
    (Supplier of interconnection products)                                             6,800      281,775
  Symbol Technologies, Inc.
    (Leading manufacturer of bar code based mobile computing systems)                  5,550      199,453
  Zebra Technologies Corporation*
    (Worldwide provider of bar code labeling systems)                                  2,500      120,156
                                                                                               ----------
                                                                                                  754,884
                                                                                               ----------
Investment Management (8.5%)
  Federated Investors


* Non-income producing security


                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2000
                                  (UNAUDITED)

                                                                                    Number         Market
                         Common Stocks                                             of Shares       Value
-------------------------------------------------------------------------------   -----------  ------------


    (Major U.S. investment management company)                                        10,000   $  247,500
  T. Rowe Price Associates, Inc.
    (No-load mutual fund company)                                                      6,000      281,625
                                                                                               ----------
                                                                                                  529,125
                                                                                               ----------
Specialty Retailing (7.0%)
  Dollar General Corporation
    (Operates self-service discount stores)                                            9,750      163,312
  Family Dollar Stores, Inc.
    (Self-service discount store chain)                                                6,000      115,500
  Office Depot
    (Leading retailer and direct marketer of office supplies)                         20,000      156,250
                                                                                               ----------
                                                                                                  435,062
                                                                                               ----------
Health Care Services (5.4%)
  Express Scripts, Inc.*
    (Leading independent pharmacy benefit manager)                                     2,500      180,625
  Patterson Dental Company *
    (Leading distributor of dental supplies in the U.S. and Canada)                    7,000      157,500
                                                                                               ----------
                                                                                                  338,125
                                                                                               ----------
Telecommunications (5.0%)
  ADC Telecommunications, Inc. *
    (Manufacturer and developer of data and voice networking products)                 5,500      147,898
  Plantronics, Inc. *
    (Manufactures lightweight telephone headsets)                                      4,400      167,200
                                                                                               ----------
                                                                                                  315,098
                                                                                               ----------
Medical Products (4.6%)
  Del Global Technologies
    (Designs, manufactures, and markets medical imaging systems)                      17,000      167,875
  Stryker Corporation
    (Developer and manufacturer of surgical and medical devices)                       2,800      120,225
                                                                                               ----------
                                                                                                  288,100
                                                                                               ----------
 Restaurants (3.1%)
  Brinker International, Inc.*
    (Owns and operates, and franchises casual dining restaurants)                      6,500      195,813
                                                                                               ----------

Biotechnology (3.1% )
  Techne Corporation*
    (Leading producer of biotechnology products)                                       1,700      190,400
                                                                                               ----------


Consumer Services (2.7%)
  Steiner Leisure Ltd. *
    (Provider of spa services, beauty salons, and health
    clubs on cruise ships)                                                             7,500   $  167,813
                                                                                               ----------

* Non-income producing security


                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2000
                                  (UNAUDITED)

                                                                                    Number         Market
                         Common Stocks                                             of Shares       Value
-------------------------------------------------------------------------------   -----------  ------------

Instruments & Testing (2.7%)
  National Instruments Corporation *
    (Supplier of computer based instrumentation products)                              3,750      165,469
                                                                                               ----------

 Educational Provider (2.6%)
  Apollo Group, Inc.*
    (Leading provider of higher education programs for working adults)                 4,000      159,500
                                                                                               ----------

Broadcasting and Publishing (2.5%)
  Saga Communications, Inc.*
    (Owns/operates radio and television stations)                                      9,500      156,750
                                                                                               ----------

Consumer Products (2.2%)
  Clorox Company
    (Manufacturer of bleach and other consumer products)                               3,500      138,469
                                                                                               ----------

Software (2.0%)
  SunGard Data Systems, Inc. *
    (Develops software for investment support systems)                                 2,900      124,156
                                                                                               ----------

 Event Services (1.3%)
  VIAD Corporation
    (Provider of convention/tradeshow management services and
    provider of money orders and other cash access services)                           3,000       79,688
                                                                                               ----------

Total Common Stocks - 98.9%                                                                     6,175,650
Cash and Other Assets, Less Liabilities - 1.1%                                                     71,916
                                                                                               ----------
Net Assets - 100%                                                                              $6,247,566
                                                                                               ==========

Net Asset Value Per Share
(Based on 262,927 shares outstanding at September 30, 2000)                                    $    23.76
                                                                                               ==========

* Non-income producing security
